Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Loss before income taxes	$ (27,232)	$ (26,137)	$ (19,488)
Domestic (Israel) [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Domestic (Israel)	(27,959)	(26,549)	(19,935)
Foreign [Member]
Income Taxes (Details) - Schedule of income (loss) before income taxes [Line Items]
Foreign	$ 727	$ 412	$ 447